Exploration in operating units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Exploration In Operating Units [Line Items]
Beginning balance of finished goods and products in process, net of depreciation and amortization	$ 2,837	$ 4,478	$ 5,309
Beginning balance of finished goods and products in process, net			5,157
Total exploration in operating units	41,770	87,410	88,480
Final balance of products in process and finished goods, net of depreciation and amortization	444	2,837	4,478
Exploration in operating units	44,163	89,730	89,311
Services provided by third parties [Member]
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	33,591	71,513	75,743
Consumption of materials and supplies [Member]
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	3,712	8,594	7,673
Direct labor [Member]
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	1,747	2,349	2,142
Short-term and low-value lease [Member]
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	1,186	2,065	1,405
Electricity and water [Member]
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	905	1,337	820
Maintenance and repair [Member]
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	10	450	98
Transport [Member]
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	71	192	543
Others [Member]
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	$ 548	$ 910	$ 56